UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.8%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,475,137
Bombardier, Inc., 4.75%, 4/15/19(1)	1,090	1,110,438
Bombardier, Inc., 6.00%, 10/15/22(1)	1,105	1,125,719
Bombardier, Inc., 6.125%, 1/15/23(1)	1,100	1,130,250
GenCorp, Inc., 7.125%, 3/15/21	1,525	1,662,250
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	88,600
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,386,100

		$8,978,494

Automotive & Auto Parts — 1.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$694,650
Chrysler Group, LLC, 8.00%, 6/15/19(1)	2,140	2,354,000
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,962,969
Chrysler Group, LLC, 8.25%, 6/15/21(1)	3,650	4,119,937
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,456,265
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,675
General Motors Financial Co., Inc., 4.25%, 5/15/23	915	900,131
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	343,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,570,938
Navistar International Corp., 8.25%, 11/1/21	3,285	3,354,806
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,878,875

		$20,980,446

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$2,700	$2,875,500

		$2,875,500

Broadcasting — 1.5%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,032,575
AMC Networks, Inc., 7.75%, 7/15/21	1,845	2,075,625
Clear Channel Communications, Inc., 11.25%, 3/1/21	2,790	3,156,187
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,352,300
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,953,000
LBI Media, Inc., 13.50%, (4.25% Cash, 9.25% PIK), 4/15/20(1)	495	469,985
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	695,756
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,535,844

		$16,271,272

Building Materials — 1.6%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$2,110	$2,273,525
HD Supply, Inc., 7.50%, 7/15/20	2,195	2,387,062

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
HD Supply, Inc., 8.125%, 4/15/19	$815	$906,688
Interface, Inc., 7.625%, 12/1/18	1,138	1,213,393
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,403,137
Nortek, Inc., 8.50%, 4/15/21	1,655	1,832,912
Nortek, Inc., 10.00%, 12/1/18	1,815	1,987,425
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,794,500
USG Corp., 5.875%, 11/1/21(1)	880	936,100

		$17,734,742

Cable / Satellite TV — 2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$898,625
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,173,119
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,032,612
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	2,120	2,249,850
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	137,344
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,616,125
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,784,375
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,778,012
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,405,550
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	188,275
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,053,125
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	1,050	1,107,750
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,686,469

		$31,111,231

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,256,300
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,101,000
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,271,500
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	889,700
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	572,000

		$8,090,500

Chemicals — 1.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,114,562
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,056,000
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	851,287
Chemtura Corp., 5.75%, 7/15/21	725	755,813

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
Ineos Finance PLC, 8.375%, 2/15/19(1)	$3,690	$4,077,450
Kraton Polymers, LLC, 6.75%, 3/1/19	905	964,391
Polymer Group, Inc., 7.75%, 2/1/19	1,870	2,014,925
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,909,750
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,828,375

		$19,572,553

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$5,685	$5,891,081
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,481,637
Libbey Glass, Inc., 6.875%, 5/15/20	69	71,205
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,209,900
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,346,850

		$11,000,673

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)	$785	$820,325
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	520	544,392
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	803,644
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,120,263
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	1,940	2,046,700
BWAY Holding Co., 10.00%, 6/15/18	550	580,938
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	635	609,600
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,222,281
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,427,400
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,262,362
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,270	4,761,050
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,577,912
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,336,500

		$25,113,367

Diversified Financial Services — 4.8%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,235,850
Ally Financial, Inc., 0.00%, 6/15/15	1,710	1,658,700
Ally Financial, Inc., 2.436%, 12/1/14(4)	720	724,254

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
Ally Financial, Inc., 3.50%, 7/18/16	$3,610	$3,737,252
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,307,250
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,558,906
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,346,500
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,730	1,796,747
CIT Group, Inc., 5.00%, 8/15/22	455	466,944
CIT Group, Inc., 5.25%, 3/15/18	605	651,131
CIT Group, Inc., 5.375%, 5/15/20	230	246,388
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,102,238
E*TRADE Financial Corp., 6.00%, 11/15/17	295	310,856
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,096,706
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	1,530	1,545,300
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	2,080	2,113,800
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20(1)	2,110	2,236,600
International Lease Finance Corp., 6.25%, 5/15/19	975	1,078,594
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,891,694
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,230,181
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,435,256
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,510,900
SLM Corp., 5.50%, 1/15/19	4,845	5,146,858
SLM Corp., 6.125%, 3/25/24	1,630	1,623,480
SLM Corp., 7.25%, 1/25/22	415	458,575
SLM Corp., 8.00%, 3/25/20	6,065	7,027,819

		$51,538,779

Diversified Media — 1.3%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,171,650
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,284,375
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	478,375
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,937,250
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,281,825
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,188,913
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,964,925
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,140	2,174,775
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,026	1,079,865

		$13,561,953

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy — 12.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,256,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,707,300
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,354,500
Antero Resources Finance Corp., 5.375%, 11/1/21(1)	2,680	2,741,975
Antero Resources Finance Corp., 6.00%, 12/1/20	425	456,875
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)(5)	1,205	1,221,569
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	815	778,325
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., 6.375%, 9/15/22	1,855	1,910,650
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,112,375
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	876,563
Chesapeake Energy Corp., 3.467%, 4/15/19(4)	2,195	2,218,322
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,201,000
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,490,825
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,025	1,073,688
Concho Resources, Inc., 5.50%, 4/1/23	3,450	3,609,562
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,474,000
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,767,275
Continental Resources, Inc., 7.125%, 4/1/21	670	759,613
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,156,875
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,645	3,845,475
Denbury Resources, Inc., 5.50%, 5/1/22	965	977,063
Endeavor Energy Resources LP/EER Finance, Inc., 7.00%, 8/15/21(1)	845	895,700
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,333,600
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,261,062
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	889,406
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,120	1,215,200
Halcon Resources Corp., 9.75%, 7/15/20(1)	1,065	1,142,213
Harvest Operations Corp., 6.875%, 10/1/17	800	871,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	615,250
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	3,120	3,134,801
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	424,350
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,813,300
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,248,225

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
MEG Energy Corp., 6.375%, 1/30/23(1)	$2,190	$2,283,075
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	3,995	4,144,812
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	956,750
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	4,050	4,414,500
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,544,250
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,752,412
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	1,090	1,144,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,865,750
Plains Exploration & Production Co., 6.875%, 2/15/23	4,150	4,668,750
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,403,375
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,080,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,710,350
Rice Energy, Inc., 6.25%, 5/1/22(1)	2,955	2,962,387
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,779,150
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,793,119
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,063,213
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,760,937
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	1,470	1,490,213
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,401,250
Samson Investment Co., 10.75%, 2/15/20(1)	4,200	4,452,000
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,595,912
SandRidge Energy, Inc., 8.125%, 10/15/22	405	440,438
SESI, LLC, 6.375%, 5/1/19	3,445	3,707,681
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,905	4,285,737
SM Energy Co., 6.50%, 1/1/23	1,685	1,824,012
Tesoro Corp., 5.375%, 10/1/22	1,970	2,053,725
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	559,150
WPX Energy, Inc., 5.25%, 1/15/17	715	769,519
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,282,450

		$133,313,079

Entertainment / Film — 0.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,166,300
Cinemark USA, Inc., 7.375%, 6/15/21	695	774,925
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,099,613

		$3,040,838

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,246,619
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,199,175
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,609,437
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,117,750

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Environmental (continued)
Darling International, Inc., 5.375%, 1/15/22(1)	$1,250	$1,285,937

		$7,458,918

Food / Beverage / Tobacco — 1.4%
ARAMARK Corp., 5.75%, 3/15/20	$1,000	$1,053,750
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	2,679	2,440,429
Constellation Brands, Inc., 4.25%, 5/1/23	2,840	2,797,400
Constellation Brands, Inc., 6.00%, 5/1/22	565	629,975
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	2,873,544
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	1,940	2,027,300
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,303,775
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,065,750
Post Holdings, Inc., 7.375%, 2/15/22(1)	490	525,525

		$14,717,448

Gaming — 3.7%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(8)	$2,377	$2,620,564
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(9)	5,755	2,359,550
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	420	419,475
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,130	2,715,275
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	1,105	969,638
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	3,475	3,596,625
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	396	394,073
MGM Resorts International, 6.625%, 12/15/21	1,420	1,564,201
MGM Resorts International, 7.75%, 3/15/22	3,900	4,545,450
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	1,849	2,074,542
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	1,345	1,301,288
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,719,750
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	7,210	8,075,200
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	520	512,200
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,028,200
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	2,281	852,329
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,907,812

		$39,656,172

Security	Principal Amount (000’s omitted)	Value

Health Care — 9.8%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,466,920
Alere, Inc., 6.50%, 6/15/20	1,020	1,076,100
Alere, Inc., 8.625%, 10/1/18	1,300	1,397,500
Amsurg Corp., 5.625%, 11/30/20	735	762,562
Biomet, Inc., 6.50%, 8/1/20	4,205	4,620,244
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	810,022
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,396,219
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	4,735	4,930,319
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,883,019
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,550	4,663,750
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,766,275
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,380	4,653,750
Emergency Medical Services Corp., 8.125%, 6/1/19	845	899,925
Endo International PLC, 7.00%, 7/15/19	915	988,200
Endo International PLC, 7.00%, 12/15/20	540	583,200
Endo International PLC, 7.25%, 1/15/22	185	203,038
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,649,675
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,348,200
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,312,575
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,090,512
HCA, Inc., 6.50%, 2/15/20	560	625,800
HCA, Inc., 7.50%, 2/15/22	1,530	1,748,790
Hologic, Inc., 6.25%, 8/1/20	5,415	5,753,437
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,808,325
INC Research, LLC, 11.50%, 7/15/19(1)	1,745	1,989,300
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,165,425
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	8,020	8,320,750
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	2,235	2,321,606
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,217,000
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,603,612
ResCare, Inc., 10.75%, 1/15/19	2,925	3,246,750
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,961,875
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,480,444
Teleflex, Inc., 6.875%, 6/1/19	545	584,513
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	875	879,375
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	1,615	1,698,778
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,501,312
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,990,219
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,705	6,161,400

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	$1,530	$1,713,600
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,664,506
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,369,625
WellCare Health Plans, Inc., 5.75%, 11/15/20	2,720	2,917,200

		$106,225,647

Homebuilders / Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,850,625
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,802,188
Modular Space Corp., 10.25%, 1/31/19(1)	550	574,750

		$5,227,563

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$3,310	$3,456,881
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,274,875

		$4,731,756

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,906,350
USI, Inc., 7.75%, 1/15/21(1)	3,370	3,496,375

		$5,402,725

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$2,160	$2,224,800
NCL Corp., Ltd., 5.00%, 2/15/18	905	938,937
Royal Caribbean Cruises, 7.25%, 6/15/16	535	596,525
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,578,575
Royal Caribbean Cruises, 11.875%, 7/15/15	575	648,313
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,513,900
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	2,043,000

		$11,544,050

Metals / Mining — 2.3%
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	$3,295	$3,402,087
Constellium NV, 5.75%, 5/15/24(1)(5)	985	1,013,319
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,747,900
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,454,495
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,433	1,459,869
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	1,977,950

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Imperial Metals Corp., 7.00%, 3/15/19(1)	$490	$501,637
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	4,017,600
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,581,050
New Gold, Inc., 7.00%, 4/15/20(1)	905	958,169
Novelis, Inc., 8.375%, 12/15/17	1,025	1,095,469
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)(5)	1,200	1,278,000
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	559,125
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,410,337

		$24,457,007

Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,880,354

		$2,880,354

Publishing / Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 10.00%, 4/1/21(1)	$3,625	$4,168,750
RR Donnelley & Sons Co., 6.00%, 4/1/24	555	560,550

		$4,729,300

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$865,200
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,063,288

		$1,928,488

Restaurants — 0.5%
NPC International, Inc., 10.50%, 1/15/20	$5,030	$5,771,925

		$5,771,925

Services — 6.3%
ADT Corp. (The), 6.25%, 10/15/21(1)	$2,465	$2,575,925
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	1,990	2,139,250
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,734,775
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	299	319,930
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,919,750
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	865	927,713
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,924,556
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,260,750

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
Garda World Security Corp., 7.25%, 11/15/21(1)	$4,060	$4,298,525
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,214,750
Hertz Corp. (The), 7.50%, 10/15/18	20	21,275
Iron Mountain, Inc., 6.00%, 8/15/23	2,695	2,876,912
Laureate Education, Inc., 9.25%, 9/1/19(1)	17,165	18,194,900
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	224,750
ServiceMaster Co. (The), 7.00%, 8/15/20	1,260	1,335,600
ServiceMaster Co. (The), 8.00%, 2/15/20	3,740	4,053,225
TMS International Corp., 7.625%, 10/15/21(1)	2,095	2,252,125
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,335	2,451,750
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	3,927,962
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,046,045
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,193,400
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,516,750
United Rentals North America, Inc., 7.625%, 4/15/22	625	706,250
United Rentals North America, Inc., 8.375%, 9/15/20	505	562,444
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	325	343,688

		$68,023,000

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,154,888
ArcelorMittal, 6.75%, 2/25/22	670	745,375

		$1,900,263

Super Retail — 5.6%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$848	$870,268
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	3,700	3,866,500
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,839,349
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,896,338
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,834,487
L Brands, Inc., 6.625%, 4/1/21	5,170	5,809,787
L Brands, Inc., 8.50%, 6/15/19	3,620	4,380,200
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	5,635	5,832,225
Michaels Stores, Inc., 7.75%, 11/1/18	1,130	1,202,038
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	1,645	1,809,500
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	2,085	2,314,350
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,586,010
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,752,275
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	3,029,600
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,250,777

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	$4,590	$4,694,193
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,499,794
rue21, Inc., 9.00%, 10/15/21(1)	4,425	3,020,062
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,815	3,005,013

		$60,492,766

Technology — 5.4%
Advanced Micro Devices, Inc., 6.75%, 3/1/19(1)	$1,045	$1,086,800
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	1,110	1,141,913
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,394,850
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,734,800
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,597,750
Avaya, Inc., 10.50%, 3/1/21(1)	3,578	3,273,733
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	2,835	2,983,837
Boxer Parent Co., Inc., 9.00%, 10/15/19(1)(2)	985	970,225
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,686,287
CommScope, Inc., 8.25%, 1/15/19(1)	961	1,045,088
First Data Corp., 6.75%, 11/1/20(1)	600	643,500
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,504,750
First Data Corp., 10.625%, 6/15/21	1,925	2,192,094
First Data Corp., 11.25%, 1/15/21	2,705	3,103,987
First Data Corp., 11.75%, 8/15/21	1,675	1,792,250
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,765,037
Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,175	2,196,750
Infor US, Inc., 9.375%, 4/1/19	2,720	3,066,800
Lender Processing Services, Inc., 5.75%, 4/15/23	935	1,005,125
NCR Corp., 5.875%, 12/15/21(1)	730	777,450
NCR Corp., 6.375%, 12/15/23(1)	1,305	1,402,875
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,632,500
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	855,313
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,868,669
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,607,225
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	1,500	1,455,000

		$57,784,608

Telecommunications — 8.2%
Altice SA, 7.75%, 5/15/22(1)(5)	$4,905	$5,119,594
CenturyLink, Inc., 6.75%, 12/1/23	3,215	3,464,163
Columbus International, Inc., 7.375%, 3/30/21(1)	880	922,900
Digicel Group, Ltd., 7.125%, 4/1/22(1)	1,205	1,214,038
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,720,200

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Digicel, Ltd., 8.25%, 9/1/17(1)	$3,255	$3,393,500
Equinix, Inc., 7.00%, 7/15/21	1,335	1,494,866
Frontier Communications Corp., 7.625%, 4/15/24	285	297,113
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,790,150
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,392,325
Intelsat Luxembourg SA, 7.75%, 6/1/21	4,615	4,828,444
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,520	3,709,200
iPCS, Inc., 3.488%, 5/1/14(2)(4)	1,010	1,010,000
NII International Telecom SCA, 7.875%, 8/15/19(1)	2,030	1,446,375
Numericable Group SA, 4.875%, 5/15/19(1)(5)	3,430	3,468,587
Numericable Group SA, 6.00%, 5/15/22(1)(5)	3,700	3,792,500
Numericable Group SA, 6.25%, 5/15/24(1)(5)	1,300	1,332,500
SBA Communications Corp., 5.625%, 10/1/19	920	969,450
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	2,020,325
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	527,006
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,410,306
Sprint Communications, Inc., 7.00%, 8/15/20	780	852,150
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	6,100,144
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,355,175
Sprint Corp., 7.25%, 9/15/21(1)	3,550	3,882,812
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,414,650
T-Mobile USA, Inc., 6.25%, 4/1/21	895	956,531
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,585,625
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,712,325
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,142,038
T-Mobile USA, Inc., 6.836%, 4/28/23	525	567,000
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	4,915	5,062,450
Windstream Corp., 7.75%, 10/1/21	4,550	4,948,125

		$88,902,567

Textiles / Apparel — 0.7%
Levi Strauss & Co., 6.875%, 5/1/22	$2,270	$2,522,538
Phillips-Van Heusen Corp., 7.75%, 11/15/23(6)	3,385	4,223,339
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	370	403,300
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20	305	347,700

		$7,496,877

Transportation Ex Air / Rail — 0.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$516,875
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,821,600

		$2,338,475

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.3%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,067,663
Calpine Corp., 7.50%, 2/15/21(1)	5,493	6,014,835
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)(9)	745	780,388
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,327,737
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,675,506

		$13,866,129

Total Corporate Bonds & Notes (identified cost $852,854,196)		$898,719,465

Senior Floating-Rate Interests — 5.6%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Consumer Products — 0.4%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$2,600	$2,666,625
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	1,569	1,516,046

		$4,182,671

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$2,013,214

		$2,013,214

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,841	$1,826,714

		$1,826,714

Energy — 0.1%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,328,611

		$1,328,611

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$800	$832,000

		$832,000

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	$3,552	$3,373,974
Sheridan Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 12/13/21	2,300	2,340,250

		$5,714,224

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,984	$1,980,214

		$1,980,214

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,966	$1,968,085

		$1,968,085

Metals / Mining — 0.3%
FMG Resources (August 2006) Pty Ltd., Term Loan, 4.25%, Maturing 6/28/19	$3,742	$3,744,512

		$3,744,512

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,600	$1,624,600
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,796	1,810,837

		$3,435,437

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$2,800	$2,865,626
Applied Systems, Inc., Term Loan, 4.25%, Maturing 1/25/21	2,494	2,496,349
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,210,341

		$7,572,316

Super Retail — 0.9%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$1,850	$1,866,476
National Vision, Inc., Term Loan, 4.00%, Maturing 3/7/21	4,000	3,976,668
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/7/22	2,000	1,998,750

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail (continued)
rue21, Inc., Term Loan, 5.625%, Maturing 10/7/20	$2,786	$2,343,723

		$10,185,617

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, Maturing 4/1/22(11)	$4,400	$4,383,500

		$4,383,500

Telecommunications — 0.7%
Asurion LLC, Term Loan, 4.25%, Maturing 7/8/20	$390	$385,188
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	3,126	3,130,761
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,794,043

		$7,309,992

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$497,291
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	580	577,304
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	100	99,535
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	801	796,281

		$1,970,411

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.74%, Maturing 10/10/17	$2,600	$1,970,314

		$1,970,314

Total Senior Floating-Rate Interests (identified cost $59,996,012)		$60,417,832

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.3%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$3,166,350

		$3,166,350

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,208,125

		$6,208,125

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(6)(8)	$37	$26,603

		$26,603

Total Convertible Bonds (identified cost $8,222,663)		$9,401,078

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(13)	$2,065	$2,121,039

Total Commercial Mortgage-Backed Securities (identified cost $2,073,515)		$2,121,039

Common Stocks — 4.3%

Security	Shares	Value

Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$862,000

		$862,000

Building Materials — 0.3%
Panolam Holdings Co.(6)(8)(14)	3,117	$3,037,766

		$3,037,766

Chemicals — 0.3%
LyondellBasell Industries NV, Class A	25,000	$2,312,500
Tronox Ltd., Class A	42,600	1,043,700

		$3,356,200

Consumer Products — 0.3%
HF Holdings, Inc.(6)(8)(14)	13,600	$20,264
Spectrum Brands Holdings, Inc.	40,000	3,073,200

		$3,093,464

Security	Shares	Value

Diversified Financial Services — 0.3%
Ally Financial, Inc.(14)	125,000	$3,018,750

		$3,018,750

Energy — 0.8%
Antero Resources Corp.(14)	16,435	$1,079,286
El Paso Pipeline Partners, LP	35,000	1,139,250
Seven Generations Energy, Ltd.(6)(8)(14)	280,000	6,386,570

		$8,605,106

Food / Beverage / Tobacco — 0.8%
Constellation Brands, Inc., Class A(14)	105,000	$8,383,200

		$8,383,200

Gaming — 0.4%
Las Vegas Sands Corp.	54,500	$4,312,585
New Cotai Participation Corp., Class B(6)(8)(14)	7	216,125

		$4,528,710

Health Care — 0.4%
Alere, Inc.(14)	50,000	$1,670,000
Hologic, Inc.(14)	140,000	2,937,900

		$4,607,900

Services — 0.2%
Hertz Global Holdings, Inc.(14)	70,000	$1,992,900

		$1,992,900

Super Retail — 0.1%
GNC Holdings, Inc., Class A	37,157	$1,672,065

		$1,672,065

Technology — 0.3%
NCR Corp.(14)	100,000	$3,051,000

		$3,051,000

Utilities — 0.0%(12)
NRG Energy, Inc.	8,682	$284,075

		$284,075

Total Common Stocks (identified cost $40,358,954)		$46,493,136

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.8%

Security	Shares	Value

Energy — 0.4%
Chesapeake Energy Corp., 4.50%	10,851	$1,033,775
Chesapeake Energy Corp., 5.75%(1)	2,830	3,403,075

		$4,436,850

Health Care — 0.4%
Alere, Inc., 3.00%	14,925	$4,391,681

		$4,391,681

Total Convertible Preferred Stocks (identified cost $7,750,694)		$8,828,531

Miscellaneous — 0.9%

Security	Shares	Value

Cable / Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(14)	7,585,000	$62,576
Adelphia, Inc., Escrow Certificate(14)	3,555,000	29,329

		$91,905

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(14)	6,330,000	$126,600

		$126,600

Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(14)	5,410	$4,869,000
PGP Investors, LLC, Membership Interests(6)(8)(14)	11,429	4,000,000

		$8,869,000

Utilities — 0.1%
EME Reorganization Trust(14)	2,640,437	$417,189

		$417,189

Total Miscellaneous (identified cost $4,583,059)		$9,504,694

Warrants — 0.0%(12)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$201,250

		$201,250

Total Warrants (identified cost $0)		$201,250

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$43,111	$43,111,364

Total Short-Term Investments (identified cost $43,111,364)		$43,111,364

Total Investments — 99.9% (identified cost $1,018,950,457)		$1,078,798,389

Other Assets, Less Liabilities — 0.1%		$972,441

Net Assets — 100.0%		$1,079,770,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	–	Hilton USA Trust
PIK	–	Payment In Kind

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $423,360,799 or 39.2% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(5)	When-issued/delayed delivery security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2014.

(8)	Restricted security (see Note 5).

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.
(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $975,839,093)	$1,035,687,025
Affiliated investment, at value (identified cost, $43,111,364)	43,111,364
Cash	1,867,798
Restricted cash*	1,090,000
Interest and dividends receivable	17,023,159
Interest receivable from affiliated investment	5,494
Receivable for investments sold	6,568,050
Receivable for open swap contracts	1,072,897
Premium paid on open swap contracts	190,183
Total assets	$1,106,615,970

Liabilities
Cash collateral due to brokers	$1,090,000
Payable for investments purchased	8,284,161
Payable for when-issued/delayed delivery securities	16,812,092
Payable for open forward foreign currency exchange contracts	88,756
Premium received on open swap contracts	43,003
Payable to affiliates:
Investment adviser fee	415,489
Trustees’ fees	3,649
Accrued expenses	107,990
Total liabilities	$26,845,140
Net Assets applicable to investors’ interest in Portfolio	$1,079,770,830

Sources of Net Assets
Investors’ capital	$1,018,938,757
Net unrealized appreciation	60,832,073
Total	$1,079,770,830

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income (net of foreign taxes, $1,844)	$32,643,408
Dividends	469,196
Interest allocated from affiliated investment	33,729
Expenses allocated from affiliated investment	(4,210)
Total investment income	$33,142,123

Expenses
Investment adviser fee	$2,459,244
Trustees’ fees and expenses	22,605
Custodian fee	127,232
Legal and accounting services	58,908
Interest expense on securities sold short	50,585
Miscellaneous	15,254
Total expenses	$2,733,828
Deduct —
Reduction of custodian fee	$228
Total expense reductions	$228

Net expenses	$2,733,600

Net investment income	$30,408,523

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(336,629)
Investment transactions allocated from affiliated investment	358
Securities sold short	292,019
Swap contracts	337,219
Foreign currency and forward foreign currency exchange contract transactions	260,806
Net realized gain	$553,773
Change in unrealized appreciation (depreciation) —
Investments	$15,377,467
Swap contracts	(208,171)
Foreign currency and forward foreign currency exchange contracts	(88,756)
Net change in unrealized appreciation (depreciation)	$15,080,540

Net realized and unrealized gain	$15,634,313

Net increase in net assets from operations	$46,042,836

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$30,408,523	$59,221,965
Net realized gain from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	553,773	30,280,427
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	15,080,540	5,651,069
Net increase in net assets from operations	$46,042,836	$95,153,461
Capital transactions —
Contributions	$75,714,908	$217,656,967
Withdrawals	(50,368,931)	(251,746,586)
Net increase (decrease) in net assets from capital transactions	$25,345,977	$(34,089,619)

Net increase in net assets	$71,388,813	$61,063,842

Net Assets
At beginning of period	$1,008,382,017	$947,318,175
At end of period	$1,079,770,830	$1,008,382,017

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.53	%(2)	0.54%	0.56%	0.60%	0.64%	0.79%
Net investment income	5.88	%(2)	6.34%	7.06%	7.67%	8.65%	11.34%
Portfolio Turnover	19	%(3)	62%	76%	78%	79%	72%

Total Return	4.54	%(3)	10.46%	13.20%	5.90%	19.52%	38.97%

Net assets, end of period (000’s omitted)	$1,079,771		$1,008,382	$947,318	$866,997	$852,159	$710,856

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 49.0%, 36.4%, 11.5% and 1.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

30

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

31

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty or CCP in the case of a centrally cleared swap to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

M  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

32

High Income Opportunities Portfolio

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Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $2,459,244 or 0.48% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $266,759,179 and $192,096,207, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,033,437,796

Gross unrealized appreciation	$55,203,107
Gross unrealized depreciation	(9,842,514)

Net unrealized appreciation	$45,360,593

5  Restricted Securities

At April 30, 2014, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12	$2,377,360	$2,102,214	$2,620,564

Total Corporate Bonds & Notes			$2,102,214	$2,620,564

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$26,603

Total Convertible Bonds			$0	$26,603

33

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$20,264
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,792	3,037,766
Seven Generations Energy, Ltd.	12/05/13	280,000	6,578,020	6,386,570

Total Common Stocks			$9,237,387	$9,660,725

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$4,869,000
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$8,869,000

Total Restricted Securities			$15,434,276	$21,176,892

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$67,052	$11,615	$78,667
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	116,612	31,388	148,000
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	125,846	(1,064)	124,782
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	127,338	(23,162)	104,176
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	127,337	(41,453)	85,884
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	264,278	(56,112)	208,166
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	127,337	(26,825)	100,512
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	264,277	(41,567)	222,710

Total			$11,650				$1,220,077	$(147,180)	$1,072,897

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

34

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

5/30/14	Canadian Dollar 7,000,000	United States Dollar 6,293,487	JP Morgan Chase Bank NA	$—	$(88,756)	$(88,756)

				$—	$(88,756)	$(88,756)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $88,756. At April 30, 2014, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

35

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$1,220,077	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	—		(88,756	)(2)

Total Derivatives subject to master netting or similar agreements		$1,220,077		$(88,756)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America NA	$67,052	$—	$—	$—	$67,052
Barclays Bank PLC	116,612	—	—	—	116,612
Credit Suisse International	125,846	—	—	—	125,846
Deutsche Bank AG	518,953	—	—	(518,953)	—
Goldman Sachs International	391,614	—	—	(391,614)	—

	$1,220,077	$—	$—	$(910,567)	$309,510

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
JP Morgan Chase Bank NA	$(88,756)	$—	$—	$—	$(88,756)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

36

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$337,219	$(208,171)
Foreign Exchange	Forward foreign currency exchange contracts	244,598	(88,756)

Total		$581,817	$(296,927)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were approximately $3,675,000 and $11,936,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$891,023,233	$7,696,232	$898,719,465
Senior Floating-Rate Interests	—	60,417,832	—	60,417,832
Convertible Bonds	—	9,374,475	26,603	9,401,078
Commercial Mortgage-Backed Securities	—	2,121,039	—	2,121,039
Common Stocks	36,832,411	—	9,660,725	46,493,136
Convertible Preferred Stocks	1,033,775	7,794,756	—	8,828,531
Miscellaneous	417,189	5,087,505	4,000,000	9,504,694
Warrants	—	201,250	—	201,250
Short-Term Investments	—	43,111,364	—	43,111,364

Total Investments	$38,283,375	$1,019,131,454	$21,383,560	$1,078,798,389

Swap Contracts	$—	$1,220,077	$—	$1,220,077

Total	$38,283,375	$1,020,351,531	$21,383,560	$1,080,018,466

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(88,756)	$—	$(88,756)

Total	$—	$(88,756)	$—	$(88,756)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total

Balance as of October 31, 2013	$7,754,574	$20,350	$3,274,155	$4,000,000	$15,049,079
Realized gains (losses)	—	—	—	(9,737,406)	(9,737,406)
Change in net unrealized appreciation (depreciation)*	186,915	6,253	(191,450)	9,768,068	9,769,786
Cost of purchases(1)	—	—	6,578,020	—	6,578,020
Proceeds from sales(1)	(271,300)	—	—	(30,662)	(301,962)
Accrued discount (premium)	26,043	—	—	—	26,043
Transfers to Level 3**	—	—	—	—	—
Transfers from Level 3**	—	—	—	—	—

Balance as of April 30, 2014	$7,696,232	$26,603	$9,660,725	$4,000,000	$21,383,560

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2014	$43,072	$6,253	$(191,450)	$—	$(142,125)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfer are reflected at the value of the securities at the beginning of the period.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

38

High Income Opportunities Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio’s Level 3 securities are outlined below:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Corporate Bonds	6,844	Market comparable bond pricing model	Spread Discount for lack of marketability	0.4% - 1.5% (0.69%) 0% - 10% (0%)
Corporate Bonds	852	Discounted cash flow	Yield Probability of default Loss Severity	15% - 25% (20%) 100% (100%) 10% - 50% (20%)
Convertible Bonds	27	Market comparable bond pricing model	Spread Discount for lack of marketability	1.75% - 2.25% (2%) 10% - 25% (15%)
Common Stock	3,058	Market comparable companies	EBITDA Multiple Discount for lack of marketability	6.675 - 12.1 (7.59) 10% - 25% (15%)
Common Stock	6,603	Consensus Pricing	Share tender offered quote Discount for lack of marketability	as published 0% - 10% (0%)
Miscellaneous	4,000	Consensus Pricing	Share tender offered quote Discount for lack of marketability	$350 0% - 10% (0%)

EBITDA – Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

41

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

42

Eaton Vance

High Income Opportunities Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713 4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 11, 2014

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 11, 2014